ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%

Apparel – 2.7%
NIKE, Inc., Class B	15,257	$2,027,503

Computers – 5.3%
Apple, Inc.	15,607	1,906,395
EPAM Systems, Inc.*	5,327	2,113,168
Total Computers		4,019,563

Diversified Financial Services – 2.6%
Mastercard, Inc., Class A	5,645	2,009,902

Electronics – 2.7%
Amphenol Corp., Class A	31,400	2,071,458

Engineering & Construction – 2.8%
TopBuild Corp.*	10,101	2,115,452

Entertainment – 7.5%
Caesars Entertainment, Inc.*	21,838	1,909,733
DraftKings, Inc., Class A*(a)	34,869	2,138,516
Penn National Gaming, Inc.*(a)	16,269	1,705,642
Total Entertainment		5,753,891

Home Builders – 2.6%
NVR, Inc.*	425	2,002,145

Home Furnishings – 2.8%
Tempur Sealy International, Inc.	58,666	2,144,829

Internet – 6.6%
Chewy, Inc., Class A*(a)	19,584	1,658,961
Etsy, Inc.*	8,350	1,683,944
Okta, Inc.*	7,655	1,687,392
Total Internet		5,030,297

Lodging – 2.7%
MGM Resorts International	53,351	2,026,804

Oil & Gas – 12.8%
APA Corp.	101,770	1,821,683
Devon Energy Corp.	89,045	1,945,633
Marathon Oil Corp.	176,329	1,883,194
Marathon Petroleum Corp.	36,030	1,927,245
Pioneer Natural Resources Co.	13,621	2,163,287
Total Oil & Gas		9,741,042

Oil & Gas Services – 4.8%
Baker Hughes Co.	81,663	1,764,737
Halliburton Co.	87,785	1,883,866
Total Oil & Gas Services		3,648,603

Pipelines – 2.6%
Targa Resources Corp.	63,671	2,021,554

Retail – 16.5%
Burlington Stores, Inc.*	7,058	2,108,930
Carvana Co.*(a)	6,459	1,694,842
Chipotle Mexican Grill, Inc.*	1,398	1,986,306
L Brands, Inc.*	35,810	2,215,207
Lithia Motors, Inc., Class A	5,338	2,082,301
RH*	4,182	2,494,981
Total Retail		12,582,567

Semiconductors – 7.4%
Advanced Micro Devices, Inc.*	19,173	1,505,081
Broadcom, Inc.	4,594	2,130,054
Monolithic Power Systems, Inc.	5,721	2,020,714
Total Semiconductors		5,655,849

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Software – 17.5%
ANSYS, Inc.*	5,089	$1,728,021
Cadence Design Systems, Inc.*	14,475	1,982,930
Coupa Software, Inc.*	5,825	1,482,346
Five9, Inc.*	10,385	1,623,487
HubSpot, Inc.*	3,867	1,756,430
MongoDB, Inc.*	5,294	1,415,774
RingCentral, Inc., Class A*	5,163	1,537,955
ServiceNow, Inc.*	3,677	1,838,905
Total Software		13,365,848
Total Common Stocks
(Cost $71,545,908)		76,217,307

MONEY MARKET FUND – 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.03%(b) (Cost $89,012)	89,012	89,012

REPURCHASE AGREEMENTS – 0.4%(c)
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 1.13%-4.00%, 05/15/23-09/15/57, totaling $253,469)	$249,000	249,000
JP Morgan Securities LLC, dated 03/31/21, due 04/01/21, 0.01%, total to be received $38,576, (collateralized by various U.S. Government Agency Obligations, 0.00%-2.00%, 10/15/25-11/15/50, totaling $39,256)	38,576	38,576
Total Repurchase Agreements
(Cost $287,576)		287,576
Total Investments – 100.4%
(Cost $71,922,496)		76,593,895
Liabilities in Excess of Other Assets – (0.4%)		(351,708)
Net Assets – 100.0%		$76,242,187

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,328,790; the aggregate market value of the collateral held by the fund is $5,283,413. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,995,837.
(b)	Rate shown reflects the 7-day yield as of March 31, 2021.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$76,217,307	$–	$–	$76,217,307
Money Market Fund	89,012	–	–	89,012
Repurchase Agreements	–	287,576	–	287,576
Total	$76,306,319	$287,576	$–	$76,593,895

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Apparel	2.7%
Computers	5.3
Diversified Financial Services	2.6
Electronics	2.7
Engineering & Construction	2.8
Entertainment	7.5
Home Builders	2.6
Home Furnishings	2.8
Internet	6.6
Lodging	2.7
Oil & Gas	12.8
Oil & Gas Services	4.8
Pipelines	2.6
Retail	16.5
Semiconductors	7.4
Software	17.5
Money Market Fund	0.1
Repurchase Agreements	0.4
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%